Significant Accounting Policies - Summary of Adjustments and Reclassifications (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of goods sold	[1],[2]									$ 10,115,931		$ 8,264,988		$ 5,934,344
Selling, general and administrative expenses	[2]									5,033,780		4,797,641		4,140,260
Other income	[2]									20,117		(32,702)		(11,823)
Income from continuing operations before income taxes	[1]									1,359,650		1,469,310		1,595,233
Income tax (credit) expense						$ (668,779)				250,904	[1]	(300,178)	[1]	462,530	[1]
Net income from continuing operations	[1]									1,108,746		1,769,488		1,132,703
Net income		$ 100,988	$ 354,027	$ 403,604	$ 250,127	$ 853,079	$ 316,606	$ 319,111	$ 239,152	$ 1,108,746	[1],[3],[4]	$ 1,727,948	[1],[3],[4]	$ 1,132,703	[1],[3],[4]
Diluted net income per share from continuing operations (in dollars per share)	[1]									$ 11.67		$ 18.64		$ 11.99
Diluted net income per share (in dollars per share)		$ 1.07	$ 3.72	$ 4.25	$ 2.62	$ 8.92	$ 3.33	$ 3.36	$ 2.53	$ 11.67	[1]	$ 18.20	[1]	$ 11.99	[1]
Inventory Accounting Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of goods sold												$ 58,900
Income from continuing operations before income taxes												(58,900)
Income tax (credit) expense												(14,595)
Net income from continuing operations												(44,300)
Net income												$ (44,300)
Diluted net income per share from continuing operations (in dollars per share)												$ (0.47)
Diluted net income per share (in dollars per share)												$ (0.47)
Adoption of ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of goods sold												$ 3,500		$ 1,400
Selling, general and administrative expenses												12,200		5,800
Other income												(15,700)		(7,200)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of goods sold												8,202,600		5,932,900
Selling, general and administrative expenses												4,785,400		4,134,500
Other income												(17,000)		(4,600)
Income from continuing operations before income taxes												1,528,200		1,595,200
Income tax (credit) expense												(285,600)		462,500
Net income from continuing operations												1,813,800		1,132,700
Net income												$ 1,772,300		$ 1,132,700
Diluted net income per share from continuing operations (in dollars per share)												$ 19.11
Diluted net income per share (in dollars per share)												$ 18.67

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The years ended December 31, 2017 and 2016 have been adjusted for the adoption of ASU No. 2017-07.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[4]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.